Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Loss From Continuing Operations [Abstract]
United States									$ 134,959	$ (3,249,590)	$ 505,689
Foreign									(79,462)	37,966	31,338
Income (loss) before income tax benefit	$ (34,776)	$ 98,452	$ 13,842	$ (22,021)	$ (3,205,639)	$ (4,229)	$ (24,923)	$ 23,167	$ 55,497	$ (3,211,624)	$ 537,027